Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Long-term Liabilities
Advances in aid of construction (a)	$ 62,683	$ 78,343
Environmental remediation obligation (b)	54,322	47,202	$ 51,683
Asset retirement obligations (c)	44,166	18,487
Customer deposits (d)	28,529	11,083
Unamortized investment tax credits (e)	17,839	0
Deferred credits (f)	21,168	33,175
Other	44,463	16,971
Other Liabilities	273,170	205,261
Less current portion	(45,903)	(32,141)
Other long-term liabilities	227,267	173,120
Transfers from advances in aid of construction to contributions in aid of construction	10,498	18,098
Estimated environmental remediation costs	57,292	57,238
Accrual for environmental loss contingencies to be incurred over next three years	$ 20,076
Accrual for environmental loss contingencies, payment period	28 years
Amount of regulatory assets	$ 439,326	217,445
Obligation incurred	2,007	297
Changes of estimate	1,137	771
Accretion expense	1,965	796
Settlements	$ 4,174
Minimum
Other Long-term Liabilities
Other liability repayment period	5 years
Accrual environmental cost	2.20%
Maximum
Other Long-term Liabilities
Other liability repayment period	40 years
Accrual environmental cost	2.50%
Environmental costs
Other Long-term Liabilities
Regulatory asset, expenditure recovery provided by regulator, time period	7 years
Amount of regulatory assets	$ 82,711	$ 77,575
Empire
Other Long-term Liabilities
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Asset Retirement Obligation	23,622
Deerfield SponsorCo
Other Long-term Liabilities
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Asset Retirement Obligation	$ 2,092